Label	Element	Value
Franklin VolSmart Allocation VIP Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FRANKLIN VOLSMART ALLOCATION VIP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return (including income and capital gains) while seeking to manage volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41.28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.28%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment goal by allocating its assets across certain asset classes, sectors and strategies in an attempt to produce a diversified portfolio that will generate returns while minimizing the expected volatility of the Fund’s returns so that volatility does not exceed a target of 10% per year (volatility within the 10% target is referred to as “Target Volatility”). Managing the Fund to remain within its Target Volatility is designed to reduce the potential dramatic and rapid price swings that could be experienced by the Fund's "core portfolio." The Fund’s assets are primarily invested in its “core portfolio,” which is principally comprised of various U.S. equity and fixed income investments and strategies including investments in other mutual funds and exchange-traded funds (ETFs) that provide exposure to such investments and strategies, as described in more detail below. The Fund’s investment manager, Franklin Advisers, Inc. (Advisers), allocates the Fund’s assets among the strategies and investments in the core portfolio to diversify the assets of the Fund and to reduce the Fund’s risk of being significantly impacted by changes in a specific asset class.

In addition, Advisers employs an additional strategy to manage the Fund’s risk exposure to market volatility. Advisers employs a volatility management strategy, which is designed to manage the expected volatility of the Fund’s returns so that volatility remains within the Fund’s Target Volatility. In employing this strategy, Advisers measures the Fund’s expected volatility and utilize certain derivative instruments (primarily futures contracts on indices) to adjust the Fund’s expected volatility to within the Target Volatility, as described in more detail below. There is no guarantee that the Fund will stay within its Target Volatility. A total return swap on a volatility index is used, it is in effect all the time and is there not just to hedge against volatility but also to profit from it; the swap holds futures at times and is generally 2% notional value of fund but increased at one point to 20%.

There is no guarantee that the Fund’s volatility management strategy will be successful. The Fund’s Target Volatility is not a total return performance target – the Fund does not expect, nor does it represent, that its total return performance will be within any specified range. It is possible that the Fund could stay within its

Target Volatility while having negative performance returns. Also, efforts to manage the Fund's volatility can be expected to limit the Fund's gains in rising markets, may expose the Fund to costs to which it would otherwise not have been exposed, and if unsuccessful may result in substantial losses.

The Fund is structured as a limited “fund-of-funds” that seeks to achieve its investment goal by investing its assets partially in other mutual funds, which include other Franklin Templeton and Legg Mason mutual funds and exchange-traded funds (ETFs) and third-party ETFs (underlying funds). Each underlying fund is allocated to the equity, fixed income, multi-class or cash asset class based on its predominant asset class and strategies. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed-income and money market securities. The Fund also obtains exposure to certain strategies and investments in its core portfolio by directly investing in the securities and instruments in that strategy. The Fund may have a large percentage of its core portfolio assets invested in underlying funds at any given time; however, the Fund will not invest more than 25% of its assets in any one underlying fund at any given time. The Fund’s investments in underlying funds will change over time depending on various factors, including general market conditions.

Core Portfolio

Under normal market conditions, the Fund’s core portfolio is allocated among the broad asset classes according to the following approximate percentages to achieve the Fund’s asset allocation strategy:

• 50%-70% Equity Allocation

• 13%-33% Fixed Income Allocation

• 5%-15% Multi-Asset Class Allocation (combination of equity and fixed income)

• 2%-13% Cash (includes cash, cash equivalents and money market funds or securities)

To the extent that Advisers allocates the Fund’s assets to underlying funds, such allocations are based on the underlying fund’s predominant asset class. These underlying funds invest in a variety of equity and fixed-income securities and may also have exposure to derivative instruments.

At the discretion of Advisers, the above percentages may vary from time to time without shareholder approval, e.g., based on market conditions or the investment manager’s assessment of an asset class’ relative attractiveness as an investment opportunity or as part of the volatility management strategy. In addition, as a result of the Fund’s use of derivatives, and/or in an effort to manage expected volatility, the Fund may hold significant amounts of cash, cash equivalents and money market instruments.

When selecting equity funds for the Fund’s core portfolio, Advisers considers a number of characteristics, including but not limited to, the underlying funds’ market capitalization ranges, and investment style (growth vs. value). The Fund or the underlying funds may invest in securities of any capitalization range. When selecting fixed-income funds for the Fund’s core portfolio, Advisers considers a number of characteristics, including but not limited to, yield and price volatility. The Fund or the underlying funds may invest in mortgage- or asset-backed securities and high yield debt securities (also know as “junk bonds”). In evaluating the risk level of the underlying funds, the Advisers analyzes various characteristics including but not limited to: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility.

Volatility Management Strategy

The Fund employs a volatility management strategy that seeks to stabilize the number and level of performance swings of the Fund over time. Managing the Fund's volatility to within its Target Volatility is intended to reduce the downside risk of the Fund during periods of significant and sustained market declines. There is, however, no guarantee that the Fund will remain within its Target Volatility. In this context, “volatility” is a statistical measurement of the frequency and level of up and down fluctuations of the Fund’s returns over time. Volatility may result in rapid and dramatic price swings. Volatility, in other words, represents the average annual deviation of the Fund’s return around the average Fund return.

In employing this strategy, Advisers measures the expected annual volatility of the Fund’s core portfolio. If the Fund’s expected annual volatility exceeds the Target Volatility, the Fund will write (sell) one or more equity index futures contracts (usually S&P 500 Index futures contracts) with the goal of decreasing the core portfolio’s exposure to U.S. equity securities so that the expected annual volatility of the Fund is at or below the target of 10%. Generally, Advisers intends to use the strategy to reduce risk and would not employ the volatility management strategy if the expected volatility of the Fund’s core portfolio is at or below the Target Volatility. The volatility strategy may cause the Fund’s effective exposure to certain asset classes to be greater or less than its direct investments. A total return swap on a volatility index is used, it is in effect all the time and is there not just to hedge against volatility but also to profit from it; the swap holds futures at times and is generally 2% notional value of fund but increased at one point to 20%.

With respect to the Fund's derivative investments, the Fund may enter into equity index futures contracts in connection with the Fund’s volatility management strategy. In addition, the underlying funds may enter into various transactions involving complex derivative instruments for hedging or investment purposes.

Tail Risk Protection Strategy

The investment managers also employ a tail risk protection strategy to provide protection against rare events that can significantly and negatively affect the portfolio, while attempting to preserve upside potential.  Tail risk refers to the possibility that the return on an investment will deviate significantly outside of the average range within which an investment managers assume a portfolio’s returns will remain, resulting in unexpected and significant losses to the portfolio.

In implementing the tail risk protection strategy, the Fund currently enters into one or more total return swaps on a systematic rules-based index that uses a mathematical methodology to automatically increase or decrease exposure to short- and medium-term futures on the Chicago Board Options Exchange (“CBOE”) Market Volatility Index (“VIX”), which is a well-known measure of market expectations of volatility conveyed by S&P 500 stock index option prices.  For example, in a rising volatility market, the index would automatically increase its long exposure to short-term VIX futures, intending to create positive return.  When market volatility is low, the index automatically decreases its exposure to VIX futures and increases its exposure to cash.  The investment managers believe that exposure to the index through one or more swaps will mitigate tail risk because the Fund should experience a gain on the swap during negative market events, which will mitigate the Fund’s losses in such an event.  The Fund expects to be engaged in one or more swaps on the index at all times to ensure continued exposure to the index, even in periods of low volatility when the index is exposed only to cash.  In the future, however, the Fund may use other instruments to protect against tail risk.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund seeks to achieve its investment goal by allocating its assets across certain asset classes, sectors and strategies in an attempt to produce a diversified portfolio that will generate returns while minimizing the expected volatility of the Fund’s returns so that volatility does not exceed a target of 10% per year (volatility within the 10% target is referred to as “Target Volatility”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Volatility Management and Tail Risk Protection Strategies There can be no guarantee that the Fund’s volatility management or tail risk protection strategies will be successful; moreover, achieving the Fund’s strategy of limiting the Fund’s annual volatility or protecting against tail risk does not mean the Fund will achieve a positive or competitive return. The actual volatility that the Fund experiences may be significantly higher than its Target Volatility. In addition, the volatility management strategy focuses on managing the volatility of the U.S. equity markets – to the extent the underlying funds have exposure to foreign markets, volatility resulting from those investments will not be managed under the volatility management strategy. The volatility management and tail risk protection strategies can be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt these strategies.

In seeking to manage the Fund’s portfolio and overall volatility, Advisers use proprietary and third-party risk modeling systems to obtain short-term risk and correlation forecasts. In addition, the tail risk protection strategy exposes the Fund to rule-based indices that use algorithms to calculate volatility. There is no assurance that the modeling systems or the algorithms used by the indices are complete or accurate, or representative of future market cycles, nor will they necessarily be beneficial to the Fund even if they are accurate.

In cases of extreme market conditions during which there is price dislocation for certain securities or in the event of systemic market dislocation, the Fund’s managed volatility strategy may cause the Fund to be significantly over- or under-exposed to a specific security or asset class, which may cause the Fund to lose significantly more than it would have lost had the managed volatility strategy or the risk models not been used. Although the Fund’s tail risk protection strategy is designed to protect the Fund in such periods of extreme or sudden market decline, there is no guarantee that it will.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part.

Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Small and Mid Capitalization Companies   Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Investing in Underlying Funds Because the Fund invests in underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds.

Investing in ETFs The Fund’s investments in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities or an ETF may trade at a premium or discount to its net asset value; or, if an index ETF, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if the Fund had owned the underlying securities directly. The Fund, and indirectly, shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Mortgage Securities and Asset-Backed Securities Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

LIBOR Transition The Fund invests in financial instruments that may have floating or variable rate calculations for payment obligations or financing terms based on the London Interbank Offered Rate (LIBOR), which is the benchmark interest rate at which major global banks lend to one another in the international interbank market for short-term loans. It was originally anticipated that LIBOR would be discontinued by the end of 2021 and would cease to be published after that time. Although many LIBOR rates were phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition to an alternative rate. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund's portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of an investment in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 5 shares. The table shows how the Fund's average annual returns for 1 year, 5 years and since inception compared to that of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. On May 1, 2015, the Fund's investment strategies changed. The performance below prior to May 1, 2015 is attributable to the Fund's performance before the strategy change. In addition, on that date, the Class 5 Rule 12b-1 distribution and service fees increased. If the performance reflected the current Rule 12b-1 distribution and service fee of Class 5 shares, historical performance would be lower. Subsequently, on July 26, 2016, the Fund’s investment strategies were changed again. The performance below between May 1, 2015 and July 26, 2016 is attributable to the Fund’s performance before this most recent strategy change.

The inclusion of the Bloomberg Barclays U.S. Aggregate Index shows how the Fund’s performance compares to a group of securities in a leading bond index. The inclusion of the Blended Benchmark shows how the Fund’s performance compares with a blend of leading stock and bond indices to better reflect the asset allocation of the Fund’s portfolio. The Blended Benchmark is calculated internally and is comprised of: 60% S&P 500 Index; 30% Bloomberg Barclays U.S. Aggregate Index; and 10% Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

The performance returns reflected below are for Class 5 shares of the Fund, which are not offered in this prospectus. The performance returns of Class 1 shares would have been substantially similar to Class 5 shares’ performance returns because the shares are invested in the same portfolio of securities. However, Class 5 shares charge a Rule 12b-1 fee that is reflected in the performance figures below. Class 1 shares do not charge Rule 12b-1 fees; therefore, the performance returns for Class 1 shares would have been slightly higher if Class 1 shares were offered during the time periods set forth below.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of an investment in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 5 shares. The table shows how the Fund's average annual returns for 1 year, 5 years and since inception compared to that of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2019, Q1	9.17%
Worst Quarter:	2018, Q4	-10.08%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2021
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	No one index is representative of the Fund's portfolio.
Franklin VolSmart Allocation VIP Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (index reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.48%
Franklin VolSmart Allocation VIP Fund | Bloomberg US Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg US Aggregate Index (index reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
5 Years	rr_AverageAnnualReturnYear05	3.57%
Franklin VolSmart Allocation VIP Fund | Blended Benchmark
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Blended Benchmark (index reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.05%
5 Years	rr_AverageAnnualReturnYear05	12.35%
Franklin VolSmart Allocation VIP Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.97%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.74%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 76
3 Years	rr_ExpenseExampleYear03	286
5 Years	rr_ExpenseExampleYear05	514
10 Years	rr_ExpenseExampleYear10	$ 1,170
Annual Return 2014	rr_AnnualReturn2014	3.75%
Annual Return 2015	rr_AnnualReturn2015	(3.10%)
Annual Return 2016	rr_AnnualReturn2016	4.59%
Annual Return 2017	rr_AnnualReturn2017	15.69%
Annual Return 2018	rr_AnnualReturn2018	(6.85%)
Annual Return 2019	rr_AnnualReturn2019	17.95%
Annual Return 2020	rr_AnnualReturn2020	16.78%
Annual Return 2021	rr_AnnualReturn2021	17.36%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.17%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.08%)

[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.65% until April 30, 2023. The investment manager has also contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton affiliated funds (acquired fund) for at least one year following the date of this prospectus. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the fee and expense limitation (which would result in lower fees for shareholders).